SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 14: -SUBSEQUENT EVENTS

On February 19, 2021, the Master Clinical Agreement was further amended to include an expansion of the Phase 1 combination study designed to evaluate the dual combination of COM701 and Opdivo® in patients with advanced solid tumors, where we will be responsible for and will sponsor the expansion cohort and Bristol Myers Squibb will provide Opdivo® at no cost to us for this study. The amendment also revises the exclusivity period granted to Bristol Myers Squibb to include a specific date for termination of the exclusivity period, so that it ends at the earlier of (i) six months after the study completion of the triple combination and the dual combination; or (ii) December 31, 2023.